Retirement and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Schedule of projected future benefit payments
Projected benefit payments from the plans as of December 31, 2015 were estimated as follows:

Year	Pension Plans	Retiree Health Care Plan

2016	$9.3	$1.3
2017	9.7	1.3
2018	10.3	1.3
2019	10.6	1.2
2020	12.4	1.1
2021–2025	75.7	5.4

Total projected benefit payments	$128.0	$11.6

Pension plans
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of changes in benefit obligations and the statement of funded status of plan
The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2015	2014	2015	2014

Change in Benefit Obligation
Benefit obligation, beginning of year	$56.6	$53.8	$385.4	$331.6
Service cost	—	—	7.2	8.3
Interest cost	2.1	2.4	10.6	13.4
Transfers	—	—	5.2	1.1
Actuarial (gain) loss	(1.7)	4.5	(43.2)	77.5
Plan participant contributions	—	—	0.2	0.3
Benefits paid	(3.9)	(4.1)	(8.1)	(6.9)
Currency exchange rate changes	—	—	(31.2)	(39.9)

Benefit obligation, end of year	$53.1	$56.6	$326.1	$385.4

	United States Plans		Non-United States Plans
Year Ended December 31	2015	2014	2015	2014

Change in Plan Assets
Fair value of plan assets, beginning of year	$40.6	$39.1	$349.1	$305.8
Actual return on plan assets	(1.8)	3.0	(8.3)	71.6
Plan participant contributions	—	—	0.2	0.3
Company contributions	2.3	2.6	8.5	11.8
Benefits paid	(3.9)	(4.1)	(8.1)	(6.9)
Currency exchange rate changes	—	—	(26.7)	(33.5)

Fair value of plan assets, end of year	$37.2	$40.6	$314.7	$349.1

Funded Status at End of Year
Funded status, end of year	$(15.9)	$(16.0)	$(11.4)	$(36.3)

Amounts Recognized
Noncurrent assets	$14.3	$16.0	$47.9	$32.2
Current liabilities	(2.4)	(2.3)	(0.3)	(0.3)
Noncurrent liabilities	(27.8)	(29.7)	(59.0)	(68.2)

Net amount recognized	$(15.9)	$(16.0)	$(11.4)	$(36.3)

Schedule of amounts recognized in accumulated other comprehensive loss, net of tax
Amounts recognized in accumulated other comprehensive loss, net of tax, consist of:

	United States Plans		Non-United States Plans
Year Ended December 31	2015	2014	2015	2014

Net loss	$11.8	$11.3	$15.9	$36.0
Prior service cost	—	—	4.9	4.8

Total	$11.8	$11.3	$20.8	$40.8

Schedule of plans with accumulated benefit obligations in excess of fair value of plan assets	The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2015	2014

Accumulated benefit obligation	$10.2	$10.8
Plan assets	9.6	9.6

Schedule of plans with projected benefit obligation in excess of fair value of plan assets	The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2015	2014

Projected benefit obligation	$48.4	$52.1
Plan assets	39.4	42.0

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive loss
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2015	2014	2013

Net Periodic Benefit Cost
Service cost	$7.2	$8.3	$8.7
Interest cost	12.7	15.8	14.8
Expected return on assets	(12.9)	(15.6)	(13.2)
Curtailment and settlement	—	—	(2.3)
Net loss	4.0	3.5	3.3
Prior service cost	0.4	0.6	0.5

Net periodic benefit cost	11.4	12.6	11.8
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive (Income) Loss
Net (gain) loss	(22.9)	23.5	6.8
Prior service cost (credit)	—	1.3	(1.1)
Amortization of net loss	(4.0)	(3.5)	(3.3)
Amortization of prior service cost	(0.4)	(0.6)	(0.5)

Total recognized in other comprehensive (income) loss	(27.3)	20.7	1.9
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(15.9)	$33.3	$13.7

Schedule of weighted-average assumptions used in measurement of benefit obligation and net periodic benefit cost
The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2015	2014	2015	2014

Discount rate	4.3%	3.9%	3.2%	2.9%
Rate of compensation increase	3.0%	3.0%	2.2%	3.4%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2015	2014	2013	2015	2014	2013

Discount rate	3.9%	4.6%	3.7%	2.9%	4.1%	4.2%
Expected long-term return on plan assets	5.5%	6.0%	6.0%	3.2%	4.5%	4.0%
Rate of compensation increase	3.0%	3.0%	3.0%	2.6%	3.8%	3.6%

Schedule of fair value of plan assets by asset category
The fair value of our pension plan assets by asset category was as follows:

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Asset Category
Cash and cash equivalents(1)	$0.4	$—	$0.4	$—	$0.4	$0.4	$—	$—
Equity securities:
United States companies	12.7	12.7	—	—	—	—	—	—
International companies	—	—	—	—	17.8	17.8	—	—
Fixed income securities:
Government bonds(2)	16.9	—	16.9	—	47.8	47.8	—	—
Corporate bonds	7.2	—	7.2	—	31.2	31.2	—	—
Guaranteed insurance contracts	—	—	—	—	38.9	—	38.9	—
Annuity contract	—	—	—	—	51.9	—	51.9	—
Other types of investments:
Unitized funds(3)	—	—	—	—	26.4	26.4	—	—
Insurance contracts	—	—	—	—	92.0	—	—	92.0
Real estate funds	—	—	—	—	8.3	—	8.3	—
	$37.2	$12.7	$24.5	$—	$314.7	$123.6	$99.1	$92.0

(1)This category includes a prime obligations money market portfolio.
(2)This category includes United States Treasury/Federal agency securities and foreign government securities.
(3)This category includes investments in approximately 50% equity securities, 40% fixed income securities and 10% cash.

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Asset Category
Cash and cash equivalents(1)	$1.0	$1.0	$—	$—	$0.3	$0.3	$—	$—
Equity securities:
United States companies	15.6	15.6	—	—	—	—	—	—
International companies	—	—	—	—	19.1	19.1	—	—
Fixed income securities:
Government bonds(2)	24.0	—	24.0	—	45.3	45.3	—	—
Corporate bonds	—	—	—	—	62.5	62.5	—	—
Guaranteed insurance contracts	—	—	—	—	42.0	—	42.0	—
Annuity contract	—	—	—	—	35.5	—	35.5	—
Other types of investments:
Unitized funds(3)	—	—	—	—	31.5	31.5	—	—
Insurance contract	—	—	—	—	104.9	—	—	104.9
Real estate funds	—	—	—	—	8.0	—	8.0	—
	$40.6	$16.6	$24.0	$—	$349.1	$158.7	$85.5	$104.9

(1) This category includes a prime obligations money market portfolio.
(2) This category includes United States Treasury/Federal agency securities and foreign government securities.
(3) This category includes investments in approximately 70% equity securities, 20% fixed income securities and 10% cash.

Schedule of changes in fair value of insurance contracts
The following table summarizes the changes in fair value of the insurance contracts, which are measured using Level 3 inputs. We determine that transfers between fair-value-measurement levels occur on the date of the event that caused the transfer.

Year Ended December 31	2015	2014

Balance, beginning of year	$104.9	$80.9
Unrealized (loss) gain	(2.2)	37.6
Purchases, sales and settlements, net	—	(0.6)
Currency exchange rate changes	(10.7)	(13.0)

Balance, end of year	$92.0	$104.9

Retiree Health Care Plan
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of changes in benefit obligations and the statement of funded status of plan
The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2015	2014

Change in Benefit Obligation

Benefit obligation, beginning of year	$17.8	$18.5
Interest cost	0.7	0.8
Actuarial (gain) loss	(0.5)	0.2
Benefits paid	(1.6)	(1.9)
Plan participant contributions	—	0.1
Retiree drug subsidy reimbursement	—	0.1

Benefit obligation, end of year	$16.4	$17.8

Funded Status at End of Year
Funded status, end of year	$(16.4)	$(17.8)

Amounts Recognized
Current liabilities	$(1.3)	$(1.3)
Noncurrent liabilities	(15.1)	(16.5)

Net amount recognized	$(16.4)	$(17.8)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive loss
The components of net periodic benefit cost and other amounts recognized in other comprehensive loss (income) for this plan were as follows:

	2015	2014	2013

Net Periodic Benefit Cost
Interest cost	$0.7	$0.8	$1.1
Net loss	0.1	0.1	0.3
Prior service credit	(0.8)	(0.8)	(0.2)

Net periodic benefit cost	—	0.1	1.2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss (Income)
Net (gain) loss	(0.5)	0.2	(0.9)
Prior service credit	—	—	(11.2)
Amortization of net loss	(0.1)	(0.1)	(0.3)
Amortization of prior service credit	0.8	0.8	0.2

Total recognized in other comprehensive loss (income)	0.2	0.9	(12.2)

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$0.2	$1.0	$(11.0)

Schedule of effect of one-percentage-point change in assumed health care cost trend rates
A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease

Effect on total of service and interest cost components	$—	$—
Effect on benefit obligation	0.3	(0.3)